UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		"WASHINGTON, D.C. 20549"

		FORM 13F
          FORM 13F COVER PAGE
"Report for the Calendar Year or Quarter Ended: March 31, 2010"
Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
"               Menlo Park, CA 94025"

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
"Signature, Place, and Date of Signing:"

"    Kent R. Seymour    Menlo Park, CA     April 16, 2010"

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      36

"Form 13F Information Table Value Total:      $114,447"


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                          FORM 13F INFORMATION TABLE
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ABBOTT LABORATORIES             COM                 002824100  4960      94145    SH       SOLE                  0      094145
ACCURAY INC                     COM                 004397105  516       85000    SH       SOLE                  0      085000
APPLE INC                       COM                 037833100  3591      15280    SH       SOLE                  0      015280
AVIAT NETWORKS INC              CL A                41457p106  69        10462    SH       SOLE                  0      010462
BERKSHIRE HATHAWAY B NEW        CL B                084670207  4888      60145    SH       SOLE                  0      060145
CISCO SYSTEMS INC               COM                 17275r102  297       11425    SH       SOLE                  0      011425
CONOCOPHILLIPS                  COM                 20825c104  4847      94715    SH       SOLE                  0      094715
CR SUISSE ASSET MGMT INC        SPONSORED ADR       225401108  69        19100    SH       SOLE                  0      019100
E M C CORP MASS                 COM                 268648102  4700      260515   SH       SOLE                  0      0260515
EMPIRE DISTRICT ELEC CO         COM                 291641108  3194      177225   SH       SOLE                  0      0177225
ENERPLUS RES FD NEW F TR        UNIT TR G NE        29274d604  4207      177455   SH       SOLE                  0      0177455
FOREST LABORATORIES INC         COM                 345838106  4864      155090   SH       SOLE                  0      0155090
FRANCE TELECOM SA               SPONSORED ADR       35177q105  2966      123425   SH       SOLE                  0      0123425
GENERAL DYNAMICS CORP           COM                 369550108  5174      67020    SH       SOLE                  0      067020
HARRIS CORPORATION              COM                 413875105  4722      99425    SH       SOLE                  0      099425
I T T CORPORATION NEW           COM                 450911102  3953      73740    SH       SOLE                  0      073740
INTERDIGITAL INC                COM                 45867g101  4251      152590   SH       SOLE                  0      0152590
ISHARES MSCI CDA IDX FD         MSCI CDA INDEX      464286509  4942      177085   SH       SOLE                  0      0177085
ISHARES MSCI EMRG MKT FD        MSCI EMERG MKT      464287234  4831      114696   SH       SOLE                  0      0114696
ISHARES MSCI PAC EX JAPN        MSCI PAC J IDX      464286665  4943      115056   SH       SOLE                  0      0115056
ISHARES TR BARCLAYS BOND        BARCLYS INTER CR    464288638  683       6570     SH       SOLE                  0      06570
ISHARES TR BARCLYS TIPS         BARCLYS TIPS BD     464287176  5900      56790    SH       SOLE                  0      056790
L H C GROUP                     COM                 50187a107  2722      81185    SH       SOLE                  0      081185
LEGG MASON INC                  COM                 524901105  3648      127245   SH       SOLE                  0      0127245
MARKET VECT TR GLD MINERS       GOLD MINER ETF      57060u100  3996      89986    SH       SOLE                  0      089986
MCDERMOTT INTL INC F            COM                 580037109  5094      189210   SH       SOLE                  0      0189210
MICROSOFT CORP                  COM                 594918104  5539      189131   SH       SOLE                  0      0189131
NOBLE CORP F                    NAMEN -AKT          h5833n103  4932      117925   SH       SOLE                  0      0117925
PHARMACEUTICAL PROD DEV         COM                 717124101  822       34625    SH       SOLE                  0      034625
POWERSHS ETF TR DYNAMIC         DYN BIOT & GEN      73935x856  2435      125455   SH       SOLE                  0      0125455
SPDR GOLD TRUST SHARES          GOLD SHS            78463v107  5731      52606    SH       SOLE                  0      052606
SUPERIOR ENERGY SERVICES        COM                 868157108  4628      220195   SH       SOLE                  0      0220195
TELECOMMUNICATIONS SYS          CL A                87929j103  2757      375594   SH       SOLE                  0      0375594
TEMPLETON GLOBAL INCM FD        COM                 880198106  3951      393480   SH       SOLE                  0      0393480
VODAFONE GROUP NEW ADR          SPONS ADR NEW       92857w209  3112      133505   SH       SOLE                  0      0133505
WISDOMTREE TR CHIN YUAN         CHINESE YUAN ETF    97717w182  537       21350    SH       SOLE                  0      021350

